CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (4,635)	$ (14,533)	$ (42,133)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	9,827	10,299	15,257
Amortization of intangible assets	2,236	1,470	1,457
Amortization of debt issuance costs	596	902	1,553
Deferred income taxes	(1,257)	(3,633)	(5,926)
Non-cash stock compensation expense	1,049	1,305	384
Impairment of assets held for sale	432	481	610
(Loss) gain on sale of property, equipment and real estate	(60)	169	(2,609)
Gain on reduction of earnout liability (Note 4)	(195)	0	0
Bad debt expense	1,051	2,333	1,753
Change in assets and liabilities
Accounts receivable	(21,008)	(27,026)	(677)
Inventories, net	(16,858)	(22,712)	14,593
Costs in excess of billings on uncompleted contracts	(2,745)	(1,288)	(1,165)
Prepaid expenses and other current assets	(650)	(784)	1,022
Current income taxes receivable/payable	50	12,110	8,920
Other assets	(13)	2,314	(5,771)
Accounts payable	(10,795)	24,821	(1,162)
Accrued expenses and other liabilities	3,736	1,798	(699)
Restructuring reserve	(1,522)	1,125	(462)
Billings in excess of costs on uncompleted contracts	360	131	47
Other long-term liabilities	137	(1,525)	8,007
Net cash used in operating activities	(40,264)	(12,243)	(7,001)
Cash flows from investing activities
Change in restricted assets	4,204	3,069	2,555
Purchases of businesses	(2,373)	(5,732)	0
Loan to seller of Total Building Services Group, LLC (Note 4)	0	(850)	0
Proceeds from sale of property, equipment and real estate	3,754	1,393	6,106
Purchases of property and equipment	(7,448)	(2,741)	(1,339)
Net cash (used in) provided by investing activities	(1,863)	(4,861)	7,322
Cash flows from financing activities
Proceeds from revolving line of credit	1,301,290	1,042,850	787,394
Repayments of proceeds from revolving line of credit	(1,314,436)	(1,004,482)	(766,544)
Redemption of Class B Senior Preferred stock	0	(12,372)	0
Redemption of Class A Junior Preferred stock and Class A Common stock	0	0	(25,000)
Cash received from stockholder	0	0	5,000
Proceeds from issuance of common stock, net of offering costs	55,225	0	0
Loans from related parties	401	11	134
Sale of Class B Senior Preferred stock	0	328	0
Dividends paid on Class B Senior Preferred stock	0	(10,628)	0
Payments of debt issuance costs	(298)	(555)	0
Payments on capital leases	(1,610)	(1,311)	(1,511)
Secured borrowings	2	997	665
Net cash provided by financing activities	40,574	14,838	138
Net (decrease) increase in cash and cash equivalents	(1,553)	(2,266)	459
Cash and cash equivalents
Beginning of period	2,691	4,957	4,498
End of period	1,138	2,691	4,957
Supplemental disclosure of cash flow information
Interest paid	3,424	3,046	1,165
Income taxes paid	4,535	244	2,049
Income tax refunds received	206	16,399	24,782
Non-cash investing and financing transactions
Accrued purchases of property and equipment	1,651	0	0
Sale of assets in exchange for note receivable	305	0	0
Capital lease obligations	1,951	6,135	1,401
Disposal of capital lease assets	54	0	198
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2)	43,313	0	0
Dividends accrued on Class B Preferred stock (Note 17)	1,836	4,480	4,188
Issuance of Convertible Class C Preferred stock (Note 17)	0	5,000	0
Dividends on Convertible Class C Preferred stock (Note 17)	0	5,000	0
Beneficial conversion feature on Convertible Class C Preferred stock (Note 17)	0	5,000	0
Issuance of Class B common stock (Note 14)	0	107	0
Fair value of earnout agreement (Note 4)	$ 0	$ 1,075	$ 0